Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument [Domain]
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]

(In thousands)	December 31, 2017	December 31, 2016
Assets sold under agreements to repurchase	$390,921	$479,425
Total assets sold under agreements to repurchase	$390,921	$479,425

Schedule of Repurchase Agreements [Table Text Block]
	December 31, 2017		December 31, 2016
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury Securities
Within 30 days	$148,516	1.70%	$32,700	0.85%
After 30 to 90 days	87,357	1.70	-	-
After 90 days	43,500	2.00	19,819	1.61
Total U.S. Treasury Securities	279,373	1.75	52,519	1.14
Obligations of U.S. government
sponsored entities
Within 30 days	30,656	1.77	95,720	1.00
After 30 to 90 days	19,463	1.48	142,299	0.91
After 90 days	15,937	1.60	25,380	1.08
Total obligations of U.S. government sponsored entities	66,056	1.64	263,399	0.96
Mortgage-backed securities
Within 30 days	31,383	1.51	39,108	1.05
After 30 to 90 days	-	-	58,552	0.94
After 90 days	-	-	54,560	1.09
Total mortgage-backed securities	31,383	1.51	152,220	1.02
Collateralized mortgage obligations
Within 30 days	14,109	0.28	11,287	0.28
Total collateralized mortgage
obligations	14,109	0.28	11,287	0.28
Total	$390,921	1.66%	$479,425	0.98%

Schedule of Notes Payable [Table Text Block]
(In thousands)	December 31, 2017	December 31, 2016

Advances with the FHLB with maturities ranging from 2018 through 2029 paying interest at
monthly fixed rates ranging from 0.84% to 4.19% (2016 - 0.81% to 4.19%)	$572,307	$608,193
Advances with the FHLB with maturities ranging from 2018 through 2019 paying interest monthly
at a floating rate ranging from 0.22% to 0.34% over the 1 month LIBOR (2016 - 0.22% to 0.34%)	34,164	34,164
Advances with the FHLB with maturities ranging from 2018 through 2019 paying interest quarterly
at a floating rate from 0.09% to 0.24% over the 3 month LIBOR (2016 - (0.01)% to 0.24%)	25,019	30,313
Unsecured senior debt securities maturing on 2019 paying interest semiannually at a
fixed rate of 7.00%, net of debt issuance costs of $3,127 (2016 - $5,212)	446,873	444,788
Junior subordinated deferrable interest debentures (related to trust preferred securities)
with maturities ranging from 2027 to 2034 with fixed interest rates ranging from
6.125% to 8.327%, net of debt issuance costs of $449 (2016 - $476)	439,351	439,323
Others	18,642	18,071
Total notes payable	$1,536,356	$1,574,852

Maturity Distribution Of Debt Securities [Text Block]
	Assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total

2018	$390,921	$96,200	$255,088	$742,209
2019	-	-	609,015	609,015
2020	-	-	112,144	112,144
2021	-	-	21,840	21,840
2022	-	-	5,143	5,143
Later years	-	-	533,126	533,126
No stated maturity	-	8	-	8
Total borrowings	$390,921	$96,208	$1,536,356	$2,023,485

Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Assets sold under agreements to repurchase:
(Dollars in thousands)	2017	2016
Maximum aggregate balance outstanding at any month-end	$471,083	$954,253
Average monthly aggregate balance outstanding	$399,422	$757,230
Weighted average interest rate:
For the year	1.22%	1.01%
At December 31	1.50%	1.12%

Short-term Debt [Member]
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Other short-term borrowings:
(Dollars in thousands)	2017	2016
Advances with the FHLB paying interest at maturity raging from 1.43% to 1.66%	$95,000	$-
Others	1,208	1,200
Balance outstanding at the end of the period	$96,208	$1,200
Maximum aggregate balance outstanding at any month-end	$240,598	$31,200
Average monthly aggregate balance outstanding	$52,784	$6,266
Weighted average interest rate:
For the year	1.61%	2.15%
At December 31	1.55%	9.00%